PARENT ONLY FINANCIAL INFORMATION (Condensed Statements of Comprehensive Income) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Selling and marketing expenses	[1]	¥ 1,047,632	¥ 707,157	¥ 524,077
General and administrative expenses	[1]	(546,568)	(354,832)	(264,445)
Operating loss		(594,632)	(1,272)	222,452
Foreign currency exchange losses		4,951	(6,284)	3,760
Interest income		26,200	16,097	25,065
Loss on foreign currency forward contract				(12,898)
Other income		(33,583)	16,702	15,960
Income (loss) before income taxes		(597,064)	25,243	254,339
Income tax expense		4,865	(25,390)	(28,219)
Net income (loss)		(592,199)	(147)	226,120
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income tax		11,100	(13,832)	22,972
Unrealized holding gains on available for sale securities, net of RMB42, RMB2,818 and nil income taxes for the year 2016, 2017 and 2018			11,496	5,235
Less: Reclassification adjustment for loss on available for sale securities realized in net income, net of RMB42, RMB2,818 and nil income taxes for the year 2016, 2017 and 2018				(235)
Comprehensive income (loss)		(581,099)	(18,979)	254,092
Foreign currency translation adjustment, taxes
Unrealized holding gains on available for sale securities, net of income taxes		0	2,818	42
Reclassification adjustment for gains on available for sale securities realized in net income taxes		0	2,818	42
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Selling and marketing expenses		(403)
General and administrative expenses		(5,536)	(5,218)	(4,477)
Operating loss		(5,939)	(5,218)	(4,477)
Equity in earnings (loss) of subsidiaries		(589,564)	(913)	237,662
Foreign currency exchange losses		341	(421)	(4,753)
Interest income		413	2,327	8,027
Loss on foreign currency forward contract				(12,898)
Other income		2,550	4,078	2,559
Income (loss) before income taxes		(592,199)	(147)	226,120
Net income (loss)		(592,199)	(147)	226,120
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income tax		11,100	(13,832)	22,972
Unrealized holding gains on available for sale securities, net of RMB42, RMB2,818 and nil income taxes for the year 2016, 2017 and 2018			11,496	5,235
Less: Reclassification adjustment for loss on available for sale securities realized in net income, net of RMB42, RMB2,818 and nil income taxes for the year 2016, 2017 and 2018			(16,496)	(235)
Comprehensive income (loss)		(581,099)	(18,979)	254,092
Foreign currency translation adjustment, taxes		0	0	0
Unrealized holding gains on available for sale securities, net of income taxes		0	2,818	42
Reclassification adjustment for gains on available for sale securities realized in net income taxes		¥ 0	¥ 2,818	¥ 42

[1]	(a) Includes share-based compensation expense as follows (note 16):